Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2010 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2013 Fixed Rate Notes [Member]	Nov. 30, 2006 2013 Fixed Rate Notes [Member]	Dec. 31, 2010 2013 Floating Rate Notes [Member]	Nov. 30, 2006 2013 Floating Rate Notes [Member]
Debt Instrument [Line Items]
Principal Amount	$ 624,500,000	$ 1,285,000,000	$ 472,100,000	$ 625,000,000	$ 625,000,000	$ 152,400,000	$ 200,000,000	$ 200,000,000	$ 449,500,000	$ 465,000,000	$ 10,500,000	$ 150,000,000
Original Issue Discount	(9,500,000)	(14,600,000)	(4,500,000)	(7,000,000)		(5,000,000)	(7,600,000)
Carrying Value	$ 615,000,000	$ 1,270,400,000	$ 467,600,000	$ 618,000,000		$ 147,400,000	$ 192,400,000		$ 449,500,000		$ 10,500,000
Debt instrument maturity date			Oct. 01, 2016	Oct. 01, 2016		Oct. 01, 2016	Oct. 01, 2016		Dec. 01, 2013		Dec. 01, 2013
Debt instrument due date			2016	2016		2016	2016